INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS, NET	INTANGIBLE ASSETS, NET

	Year ended December 31, 2021
	Information system projects	Mining assets	Exploration and evaluation costs	Customer relationships and other contractual rights	Trademarks	Goodwill	Total
Values at the beginning of the year
Cost	369,468	275,912	26,221	604,929	73,935	662,307	2,012,772
Accumulated depreciation	(293,627)	(163,298)	—	(573,329)	(73,935)	—	(1,104,189)

Net book value at January 1, 2021	75,841	112,614	26,221	31,600	—	662,307	908,583

Opening net book value	75,841	112,614	26,221	31,600	—	662,307	908,583
Additions	29,066	2,864	32,520	—	—	—	64,450
Disposals / Consumptions	—	—	—	(11,798)	—	—	(11,798)
Transfers	3,929	47,493	(47,510)	—	—	—	3,912
Depreciation charge	(29,044)	(21,468)	—	(12,379)	—	—	(62,891)

Closing net book value	79,792	141,503	11,231	7,423	—	662,307	902,256

Values at the end of the year
Cost	402,387	326,269	11,231	295,597	73,935	662,307	1,771,726
Accumulated depreciation	(322,595)	(184,766)	—	(288,174)	(73,935)	—	(869,470)

Net book value at December 31, 2021	79,792	141,503	11,231	7,423	—	662,307	902,256

	Year ended December 31, 2020
	Information system projects	Mining assets	Exploration and evaluation costs	Customer relationships and other contractual rights	Trademarks	Goodwill	Total
Values at the beginning of the year
Cost	342,857	256,736	19,522	604,929	73,935	662,307	1,960,286
Accumulated depreciation	(268,476)	(152,219)	—	(521,818)	(73,935)	—	(1,016,448)

Net book value at January 1, 2020	74,381	104,517	19,522	83,111	—	662,307	943,838

Opening net book value	74,381	104,517	19,522	83,111	—	662,307	943,838
Additions	25,698	2,034	23,845	—	—	—	51,577
Transfers	1,021	17,141	(17,146)	—	—	—	1,016
Depreciation charge	(25,259)	(11,078)	—	(51,511)	—	—	(87,848)

Closing net book value	75,841	112,614	26,221	31,600	—	662,307	908,583

Values at the end of the year
Cost	369,468	275,912	26,221	604,929	73,935	662,307	2,012,772
Accumulated depreciation	(293,627)	(163,298)	—	(573,329)	(73,935)	—	(1,104,189)

Net book value at December 31, 2020	75,841	112,614	26,221	31,600	—	662,307	908,583
The Company has not registered any impairment charges in connection with Goodwill (see notes 3 (f) and (bb) (1) and (5)).